Prepayments	12 Months Ended
Dec. 31, 2022
Prepayments [Abstract]
Prepayments
19.
Prepayments

As at December 31, 2022 and 2021, this account consists of:

	2022	2021
		(in million pesos)
Advances to suppliers and contractors	69,326	82,749
Prepaid taxes	14,911	15,652
Prepaid fees and licenses	1,983	1,631
Prepaid benefit costs (Note 26)	1,598	1,018
Prepaid repairs and maintenance	542	531
Prepaid rent	528	574
Prepaid insurance (Note 25)	120	163
Other prepayments	6,741	5,166
	95,749	107,484
Less current portion of prepayments	14,696	12,707
Noncurrent portion of prepayments	81,053	94,777

Advances to suppliers and contractors are noninterest-bearing and are to be applied to contractors’ subsequent progress billings for projects.

Prepaid taxes include creditable withholding taxes and input VAT.

Prepaid benefit costs represent excess of fair value of plan assets over present value of defined benefit obligations recognized in our consolidated statements of financial position. See Note 26 – Pension and Other Employee Benefits.

Other prepayments include capitalized commission amounting to Php6,286 million and Php4,859 million as at December 31, 2022 and 2021, respectively. See Note 5 - Income and Expenses.